UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22533

                         Duff & Phelps Global Utility Income Fund Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500

                                                       Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
Duff & Phelps Global Utility Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-368-5510

Date of fiscal year end:   October 31

Date of reporting period:   January 31, 2019

Item 1. Schedule of Investments.

See the Statement of Net Assets below.

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS

JANUARY 31, 2019

(Unaudited)

Shares	Description	Value
COMMON STOCKS & MLP INTERESTS—141.1%
	∎ AIRPORT SERVICES—2.0%
2,630,000	Sydney Airport (Australia)	$12,541,015

	∎ CONSTRUCTION & ENGINEERING—4.7%
3,100,000	Atlas Arteria Ltd. (Australia)	14,984,989
155,000	Vinci SA (France)	13,639,475

		28,624,464

	∎ ELECTRIC, GAS AND WATER—55.0%
363,000	American Electric Power Co., Inc.	28,720,560
13,655,374	AusNet Services (Australia)	16,377,992
763,000	CenterPoint Energy, Inc.	23,591,960
420,000	CMS Energy Corp.	21,898,800
218,500	DTE Energy Co.	25,728,375
839,000	Emera, Inc. (Canada)	29,372,503
3,530,000	Enel SpA (Italy)	21,276,889
492,236	Evergy, Inc.	28,214,968
411,000	Fortis, Inc. (Canada)	14,657,681
3,690,000	Iberdrola SA (Spain)	30,409,651
1,683,083	National Grid plc (United Kingdom)	18,216,493
189,000	NextEra Energy, Inc.	33,827,220
299,000	Orsted A/S (Denmark)	21,499,908
434,000	Public Service Enterprise Group, Inc.	23,674,700

		337,467,700

	∎ HIGHWAYS & RAILTRACKS—2.7%
1,880,701	Transurban Group (Australia)	16,637,323

	∎ OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION—54.7%
725,944	Antero Midstream GP LP	9,742,168
585,000	BP Midstream Partners LP	9,190,350
404,015	Cheniere Energy Partners LP	16,419,170
353,184	DCP Midstream LP	11,842,260
600,000	Enbridge, Inc. (Canada)	21,923,209
1,824,585	Energy Transfer LP	26,839,645
894,000	Enterprise Products Partners LP	24,736,980
452,000	GasLog Partners LP (Marshall Islands)	10,255,880
1,096,854	Kinder Morgan, Inc.	19,853,057
601,575	MPLX LP	21,127,314
357,000	Pembina Pipeline Corp. (Canada)	12,720,986
236,000	Phillips 66 Partners LP	11,568,720
824,500	Plains All American Pipeline LP	18,773,865
463,000	Sunoco LP	14,181,690
686,596	Tallgrass Energy LP	16,361,583
549,528	Targa Resources Corp.	23,635,199
573,000	TransCanada Corp. (Canada)	24,368,690
272,000	Western Gas Partners LP	13,153,920
1,081,747	Williams Cos., Inc. (The)	29,131,447

		335,826,133

	∎ RAILROADS—3.6%
267,000	Canadian National Railway Co. (Canada)	22,281,327

	∎ TELECOMMUNICATIONS—18.4%
599,000	BCE, Inc. (Canada)	26,056,500
225,000	Crown Castle International Corp.	26,338,500
1,377,000	Deutsche Telekom AG Registered Shares (Germany)	22,365,001
1,288,000	Orange SA (France)	20,005,448
6,365,000	Spark New Zealand Ltd. (New Zealand)	17,839,915

		112,605,364

	Total Common Stocks & MLP Interests (Cost $853,370,969)	865,983,326

SHORT-TERM INVESTMENT—0.7%
	∎ MONEY MARKET MUTUAL FUND—0.7%
4,159,379	BlackRock Liquidity Funds FedFund Portfolio Institutional Shares (seven-day effective yield 2.292%)(1)	4,159,379

	Total Short-term Investments (Cost $4,159,379)	4,159,379

The accompanying notes are an integral part of this Statement of Net Assets.

1

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

JANUARY 31, 2019

(Unaudited)

Description	Value
TOTAL INVESTMENTS—141.8% (Cost $857,530,348)	$870,142,705 (2)

Secured borrowings—(26.1)%	(160,000,000)
Mandatory Redeemable Preferred Shares at liquidation value—(16.3)%	(100,000,000)
Other assets less other liabilities—0.6%	3,577,041

NET ASSETS APPLICABLE TO COMMON STOCK—100.0%	$613,719,746

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	All or a portion of the total investments have been pledged as collateral for borrowings.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying notes are an integral part of this Statement of Net Assets.

2

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

JANUARY 31, 2019

(Unaudited)

Sector Allocation *

Electric, Gas and Water	39%
Oil & Gas Storage, Transportation and Production	39
Telecommunications	13
Construction & Engineering	3
Railroads	3
Highways & Railtracks	2
Airport Services	1
Total	100%

Country Weightings *

United States	56%
Canada	17
Australia	7
France	4
Spain	4
Germany	3
Denmark	2
Italy	2
United Kingdom	2
New Zealand	2
Marshall Islands	1
Total	100%

Currency Exposure *

United States Dollar	60%
Canadian Dollar	14
Euro	12
Australian Dollar	7
Danish Krona	3
British Pound	2
New Zealand Dollar	2
Total	100%

*	Percentages are based on total investments rather than net assets applicable to common stock.

The accompanying notes are an integral part of this Statement of Net Assets.

3

DUFF & PHELPS GLOBAL UTILITY INCOME FUND INC.

STATEMENT OF NET ASSETS – (Continued)

JANUARY 31, 2019

(Unaudited)

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2019:

Level 1
Common stocks & MLP interests	$865,983,326
Money market mutual fund	4,159,379

Total investments	$870,142,705

There were no Level 2 or Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dpg or the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibit 99.CERT	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     Duff & Phelps Global Utility Income Fund Inc.

By (Signature and Title)* /s/ Nathan I. Partain
Nathan I. Partain, President and Chief Executive Officer
(Principal Executive Officer)

Date     March 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Nathan I. Partain
Nathan I. Partain, President and Chief Executive Officer
(Principal Executive Officer)

Date     March 15, 2019

By (Signature and Title)* /s/ Alan M. Meder
Alan M. Meder, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date     March 15, 2019